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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


 Report for the Calendar Year or Quarter Ended: March 31, 2006
                                                --------------------------------

 Check here if Amendment |_|; Amendment Number:
                                                -----------------

 This Amendment (Check only one.):  |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:
 Name:      Bristlecone Value Partners, LLC
            ----------------------------------------------
 Address:   10880 Wilshire Boulevard,
            ----------------------------------------------
            Suite 880
            ----------------------------------------------
            Los Angeles, CA  90024
            ----------------------------------------------

 Form 13F File Number:  28 - 11148
                             ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
 Name:      Jean-Luc Nouzille
            ----------------------------------------------
 Title:     Managing Partner
            ----------------------------------------------
 Phone:     310-806-4141
            ----------------------------------------------

Signature, Place, and Date of Signing:


  /s/ Jean-Luc Nouzille         Los Angeles, CA                 5-4-06
 -----------------------    -----------------------      -----------------------
       [Signature]               [City, State]                  [Date]

Report Type (Check only one):
 |X|        13F HOLDINGS REPORT.   (Check here if all holdings of this reporting
            manager are reported in this report.)

 |_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 |_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
                                          ---------------------------------
Form 13F Information Table Entry Total:   39
                                          ---------------------------------
Form 13F Information Table Value Total:   $ 435,020
                                          ---------------------------------
                                                     (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                                         FORM 13F INFORMATION TABLE

         COLUMN 1             COLUMN 2 COLUMN 3  COLUMN4           COLUMN5            COLUMN6    COLUMN           COLUMN8
                                                                                                   7
------------------------------------------------------------------------------------------------------------------------------------

                              TITLE OF            VALUE       SHRS OR    SH/    PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
       NAME OF ISSUER         CLASS    CUSIP     (X$1000)     PRN AMT    PRN    CALL  DISCRETION  MGRS     SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ALLSTATE CORP                 COM      020002101 $   11,240     215,694  SHRS         SOLE                 214,089         1,605
ALLTEL CORP                   COM      020039103 $   10,716     165,495  SHRS         SOLE                 164,076         1,419
AMERICAN INTL GROUP INC COM   COM      026874107 $   12,018     181,842  SHRS         SOLE                 180,367         1,475
AMGEN INC                     COM      031162100 $      320       4,404  SHRS         SOLE                   4,404            -
ANHEUSER-BUSCH COS            COM      035229103 $    9,191     214,890  SHRS         SOLE                 213,195         1,695
APOLLO GROUP INC CL A         COM      037604105 $    3,560     258,160  SHRS         SOLE                 256,175         1,985
AT&T INC (NEW)                COM      00206R102 $    5,043     556,313  SHRS         SOLE                 551,983         4,330
BANK OF AMERICA CORP          COM      060505104 $    0,886     239,064  SHRS         SOLE                 237,278         1,786
BRISTOL MYERS SQUIBB CO       COM      110122108 $    1,606     471,631  SHRS         SOLE                 467,921         3,710
CITIGROUP INC                 COM      172967101 $   10,913     231,076  SHRS         SOLE                 229,259         1,817
DIRECTV GROUP INC COM         COM      25459L106 $   18,163   1,107,432  SHRS         SOLE               1,098,672         8,760
ELECTRONIC DATA SYSTEMS CORP  COM      285661104 $    8,464     315,452  SHRS         SOLE                 312,992         2,460
EMERSON ELECTRIC CO           COM      291011104 $   12,814     153,223  SHRS         SOLE                 152,078         1,145
EXPEDIA INC DEL COM           COM      30212P105 $    5,392     265,992  SHRS         SOLE                 263,992         2,000
EXXON MOBIL CORP              COM      30231G102 $   10,072     165,472  SHRS         SOLE                 164,182         1,290
FIRST DATA CORP               COM      319963104 $    5,949     127,064  SHRS         SOLE                 126,049         1,015
GENERAL DYNAMICS CORP         COM      369550108 $   17,963     280,769  SHRS         SOLE                 278,429         2,340
IAC INTERACTIVECORP COM NEW   COM      44919P300 $    7,824     265,552  SHRS         SOLE                 263,597         1,955


                                                         FORM 13F INFORMATION TABLE

         COLUMN 1             COLUMN 2 COLUMN 3  COLUMN4           COLUMN5            COLUMN6    COLUMN           COLUMN8
                                                                                                   7
------------------------------------------------------------------------------------------------------------------------------------

                              TITLE OF            VALUE       SHRS OR    SH/    PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
       NAME OF ISSUER         CLASS    CUSIP     (X$1000)     PRN AMT    PRN    CALL  DISCRETION  MGRS     SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
INTEL CORP                    COM      458140100 $    8,361     429,334  SHRS         SOLE                 425,959         3,375
J P MORGAN CHASE & CO         COM      46625H100 $   13,945     334,867  SHRS         SOLE                 332,672         2,195
KEYCORP                       COM      493267108 $   15,779     428,765  SHRS         SOLE                 425,620         3,145
KROGER CO                     COM      501044101 $   19,207     943,353  SHRS         SOLE                 935,988         7,365
LIBERTY MEDIA CORP            COM      530718105 $   10,550   1,284,976  SHRS         SOLE               1,274,711        10,265
LOWES COS INC                 COM      548661107 $      219       3,400  SHRS         SOLE                   3,400            -
MCDONALDS CORP                COM      580135101 $   12,538     364,901  SHRS         SOLE                 362,236         2,665
MERCK & CO INC                COM      589331107 $   12,460     353,653  SHRS         SOLE                 350,828         2,825
MERRILL LYNCH & CO INC        COM      590188108 $   11,885     150,903  SHRS         SOLE                 149,803         1,100
MOLSON COORS BREWING CO       COM      60871R209 $    7,425     108,213  SHRS         SOLE                 107,353           860
NEWELL RUBBERMAID INC         COM      651229106 $   17,356     689,002  SHRS         SOLE                 683,517         5,485
PFIZER INC                    COM      717081103 $   10,571     424,201  SHRS         SOLE                 420,881         3,320
PNC FINANCIAL CORP            COM      693475105 $   11,410     169,523  SHRS         SOLE                 168,283         1,240
SPRINT CORP                   COM      852061100 $    3,883     150,317  SHRS         SOLE                 149,152         1,165
TENET HEALTHCARE CORP         COM      88033G100 $    8,486   1,149,873  SHRS         SOLE               1,140,923         8,950
TYCO INTL LTD                 COM      902124106 $   17,014     633,004  SHRS         SOLE                 628,164         4,840
VERIZON COMMUNICATIONS        COM      92343V104 $    5,379     157,915  SHRS         SOLE                 156,818         1,097
WACHOVIA CORP                 COM      929903102 $   13,073     233,236  SHRS         SOLE                 231,511         1,725


                                                         FORM 13F INFORMATION TABLE

         COLUMN 1             COLUMN 2 COLUMN 3  COLUMN4           COLUMN5            COLUMN6    COLUMN           COLUMN8
                                                                                                   7
------------------------------------------------------------------------------------------------------------------------------------

                              TITLE OF            VALUE       SHRS OR    SH/    PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
       NAME OF ISSUER         CLASS    CUSIP     (X$1000)     PRN AMT    PRN    CALL  DISCRETION  MGRS     SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------

WAL MART STORES INC           COM      931142103 $    8,780     185,863  SHRS         SOLE                 184,398         1,465
WASHINGTON MUTUAL INC         COM      939322103 $   16,416     385,167  SHRS         SOLE                 382,105         3,062
WASTE MANAGEMENT INC          COM      94106L109 $   18,149     514,102  SHRS         SOLE                 510,122         3,980


                                       4